Segment reporting (Details)	6 Months Ended
	Mar. 31, 2022 USD ($) item	Mar. 31, 2021 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | item	1
Number of reportable segments | item	1
Total revenue	$ 13,650,703	$ 7,723,067
Activated carbon
Segment Reporting Information [Line Items]
Total revenue	13,515,814	7,601,931
Biomass electricity
Segment Reporting Information [Line Items]
Total revenue	68,242	56,353
Technical service
Segment Reporting Information [Line Items]
Total revenue	$ 66,647	$ 64,783